Business Combination - Analysis of cashflow in respect of the acquisition of subsidiary (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 18, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 387,162
Precision clinic
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 331
Cash flows used in obtaining control of subsidiaries or other businesses	(10,336)
Transaction costs of the acquisition	(30)
Total cash flows	$ (10,366)
Revenue since acquisition | ¥		¥ 474
Consolidated loss since acquisition | ¥		¥ 719
Proforma revenue | ¥			¥ 2,263,538
Proforma loss | ¥			¥ 434,223